1061 Cliff Dawson Road	Toll Free 800 222 7636
Watkinsville, Georgia 30677	Tel (706) 583 5144
Fax (706) 353 9832

July 19, 2013

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Stadion Investment Trust (the “Trust”), on behalf of its series,
Stadion Market Opportunity FundTM File No. 333-103714

Ladies and Gentlemen:

On behalf of Stadion Investment Trust (the “Registrant”) and pursuant to Rule 497 under the Securities Act of 1933 (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format Risk/Return Summary information using the eXtensible Business Reporting Language (XBRL). The interactive data file included as an exhibit to this filing relates to a supplement to the Prospectus of Stadion Market Opportunity FundTM, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on June 28, 2013. The Prospectus is incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 303-623-2577 if you have any questions concerning this filing.

Very truly yours,

/s/ Jennifer T. Welsh
Jennifer T. Welsh
Secretary